Gain on divestment of an equity investee - Schedule of gain on divestment of equity investee (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021
Equity method investment
Proceeds		$ 159,118
Gain on divestment of an equity investee		121,310
Less: Capital gain tax		(14,400)
HBYS
Equity method investment
Proceeds	$ 159,100	159,118
Dividend receivables		(52,887)
Proceeds and dividend receivables		205,505
Less: Group's share of net assets of HBYS (Note 11(iii))		(23,246)
Withholding tax liability on dividend receivables-HBYS		2,644
Branding liability		(12,721)
Accumulated other comprehensive income and reserves		1,911
Transaction costs and others		104
Gain on divestment of an equity investee		121,310
Less: Capital gain tax		(14,373)
Less: Gain on divestment of an equity investee attributable to non-controlling interests		(24,010)
Gain on divestment of an equity investee attributable to the Group		82,927
HBYS | Third Parties
Equity method investment
Dividend receivables		$ 46,387